Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Basis of accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. Benefit payments are recorded when paid. For the year ended December 31, 2025, there were $1,770,434 in benefits requested before year end that had not yet been paid.

EBP, Expense
Administrative expenses

The participants pay loan origination fees and fees related to self-directed investment options. The Employer voluntarily pays all other administrative expenses, which were $2,226,778 in 2025 and are not reflected in the accompanying financial statements. The Company will not seek reimbursement from the Plan for the payment of these expenses. Certain administrative functions are performed by officers and employees of the Company. No officer or employee receives compensation from the Plan for these services.

EBP, Contribution
Contributions
Participant contributions, and the related Employer matching contributions, are recorded in the year in which the participant deferrals are withheld from compensation. Qualified Non-Elective Contributions made by the Employer are recorded in the year following satisfaction of the service requirement for the Plan year.
EBP, Note Receivable from Participant
Notes receivable from participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when incurred. No allowance for delinquent participant notes receivable was recorded at December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

EBP, Investment
Investment valuation and income recognition

Investments are reported at fair value. Fair value is the price that would be received to sell the investment in an orderly transaction between market participants at the measurement date. The Plan's Retirement Plan Committee determines the Plan's valuation policies utilizing information provided by the investment advisors and custodian. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Net change in the fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year. Certain fees incurred by the Plan are included in net change in fair value of investments.

EBP, Payment to Participant	Benefit payments Benefit payments to participants are recorded when paid.
EBP, Use of Estimate
Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.